Schedule of Long Term Future Debt Maturities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
December 31, 2026	$ 535,615
2027	534,940
2028	489,977
2029	105,275
2030	109,621
Thereafter	908,796
Total	$ 2,684,224	$ 3,147,312